SEMI-ANNUAL REPORT

                                  May 31, 1999

                             OAK RIDGE FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JULY 1999

Dear Shareholder:

  For most of the last six months, the market has not been conducive for stock pickers seeking growth opportunities at attractive earnings multiples to beat the averages. Until April the biggest, best recognized growth stocks continued to surge to all-time record prices, and more importantly unprecedented multiples.

  The broadening of the market in April and May was mostly limited to low P/E cyclical stocks which have been unable to grow earnings in a low inflationary environment. This move highlighted the valuation disparity between the high flyers, whose years of outperformance have inflated their multiples, and high quality slow growth leaders. At the same time the Russell 2000 enjoyed an exceptional, albeit narrow rally fueled primarily by Internet and other "story" stocks. A Wall Street Journal article stated that through April 23rd, the 190 stocks in the Russell 2000 that were expected to lose money were up 24.2% in 1999, while the remainder of the index was down for the year. Most small quality growth stocks had suffered double digit declines.

  Recent activity suggests this trend is reversing. Broader participation has occurred in the current market advance. This has been particularly evident in smaller stocks. The earnings outlook remains favorable for continued upside surprises in small and large growth stocks, and Year 2000 fears appear to be greatly overblown. Recognition that moderate P/E companies with above average growth prospects are the only segment not trading at historically record valuations appears to have finally occurred.

  Oak Ridge Small Cap investors have no doubt been frustrated by the Fund's near break-even performance over the past 1-1/2 years. The market's large-cap bias has ignored the portfolio's approximate 30% annual earnings growth, which has reduced the portfolio's forward P/E multiple to only 20X earnings, despite projections for 25% earnings increases. This substantial discount is a stunning contrast to the S&P 500, which trades at approximately 30X earnings with current projections for 10%-12% profit growth.

  The newly created Oak Ridge Large-Cap Fund also emphasizes valuation in evaluating growth companies. After an initial negative effect on performance due to a high percentage of cash at inception, the Fund has done well and trades at only a 40% premium to forward earnings. Both portfolios are well balanced with meaningful exposure to technology, healthcare and financial services.
These sectors are important growth areas, with highly favorable demographics for the new millennium.

  The market should remain volatile for the remainder of the year. It may experience short term reactions to emotional issues including Y2K computer concerns, the 2000 election and foreign policy. The two major issues that will affect the market are earnings growth and interest rates. At a multiple of over 30X trailing earnings, the S&P 500 is dependent on earnings growth of over 10% and stable interest rates. This is a tricky proposition. The strong economy has positively impacted earnings and sent the widely followed 30 year Treasury yield to 6%. With consumer confidence at a more than 30 year high, it is unclear what further steps Fed Chairman Greenspan may deem necessary to disarm inflationary concerns brought on by such perceived prosperity. Weakness in recent housing data indicates that some impact may have already taken effect by rising rates, and it appears another Fed adjustment will not be necessary.

  Many individual investors will lose substantial sums attempting to cash in on the Internet hysteria. Oak Ridge portfolios contain a number of well run, profitable companies providing the backbone and infrastructure for the expanding influence of Internet activity in our society. Ten years from now, reflecting back to the end of the 20th century, investors will discover that a handful of new market leaders emerged through the growth of the Internet. This group should include AOL and Yahoo, whose businesses are solely Internet based. However, the greatest number of "winners" will be among those that rose to the challenge of E-commerce and expanded market share. One example is Gap Stores. The retailer enjoys 4.6% of all apparel sales, but a disproportionately high percentage of online sales by progressively addressing the opportunities created through the Internet.

  Current market trends favor the fundamentally sound stock picking that has created the highly successful past performance of the Oak Ridge management team. We appreciate your confidence and patience, and believe the strong fundamental characteristics of our portfolios will be greatly rewarded.

Sincerely,

/s/David M. Klaskin

David M. Klaskin
Chairman


                          AVERAGE ANNUAL TOTAL RETURN
                       For the period ended May 31, 1999
                                                                      Since
                                         One Year     Five Year     Inception

Oak Ridge Small Cap Equity Fund
  - Class A (no load)(1)<F6>            (15.0)%        14.8%         14.0%
Oak Ridge Small Cap Equity Fund
  - Class A (load)(1)<F6>               (18.6)%        13.8%         13.1%
Oak Ridge Small Cap Equity Fund
  - Class C(2)<F7>                      (15.6)%         n/a           4.4%

(1)<F6>January 3, 1994 inception.
(2)<F7>March 1, 1997 inception

                      Oak Ridge            Oak Ridge
                      Small Cap            Small Cap
                     Equity Fund          Equity Fund          Russell
                       Class A              Class A              2000
                       No Load               Load               Index
                    -------------      ----------------    --------------
1/94                    10,000              10,000              10,000
2/94                    10,870              10,870              10,276
5/94                    10,160              10,150               9,682
11/94                   10,480              10,480               9,562
5/95                    11,121              11,121              10,679
11/95                   14,360              14,360              12,286
5/96                    17,485              16,737              14,512
11/96                   17,358              16,618              14,315
5/97                    18,846              18,042              15,523
11/97                   22,218              21,268              17,665
5/98                    23,858              22,837              18,821
11/98                   20,038              19,181              16,496
5/99                    20,273              19,405              18,316


                          AVERAGE ANNUAL TOTAL RETURN
                       For the period ended May 31, 1999

                                                                    Since
                                                                  Inception
Oak Ridge Large Cap Equity Fund - Class A (no load)(3)<F8>           0.9%
Oak Ridge Large Cap Equity Fund - Class A (load)(3)<F8>             (3.4)%
Oak Ridge Large Cap Equity Fund - Class C(4)<F9>                     1.1%

(3)<F8>March 1, 1999 inception.
(4)<F9>April 26, 1999 inception.

                      OAK RIDGE            OAK RIDGE
                      LARGE CAP            LARGE CAP
                     EQUITY FUND          EQUITY FUND
                       CLASS A              CLASS A            S&P 500
                       NO LOAD               LOAD               INDEX
                    -------------      ----------------    --------------
3/99                 10,000              10,000                10,000
5/99                 10,092               9,665                10,548

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

OAK RIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)

  NUMBER OF
  SHARES OR
PRINCIPAL AMOUNT                                            VALUE
----------------                                           --------
               COMMON STOCK -- 94.84%
               BANKING -- 3.06%
    10,000     Astoria Financial Corporation            $   450,000
                                                        -----------
               CHEMICALS -- 1.99%
    13,000     Cambrex Corporation                          292,500
                                                        -----------
               COMMERCIAL SERVICES -- 3.29%
    12,000     F.Y.I. Incorporated*<F2>                     330,000
     5,000     NCO Group, Inc.* <F2>                        152,500
                                                        -----------
                                                            482,500
                                                        -----------
               COMMUNICATIONS -- 12.37%
    15,725     Cincinnati Bell, Inc.                        380,348
     9,300     Comverse Technology, Inc.* <F2>              628,331
    11,250     Superior TeleCom, Inc.                       333,281
     8,000     Univision Communications, Inc.* <F2>         474,500
                                                        -----------
                                                          1,816,460
                                                        -----------
               COMPUTERS - NETWORKING -- 0.12%
    15,000     Data Systems Network Corporation*<F2>         16,875
                                                        -----------
               COMPUTERS - SOFTWARE -- 3.58%
     3,500     MindSpring Enterprises, Inc.* <F2>           259,000
    19,000     Unify  Corporation*<F2>                      266,000
                                                        -----------
                                                            525,000
                                                        -----------
               DATA PROCESSING - MANAGEMENT -- 2.98%
    20,000     Reynolds and Reynolds Company -
                 Class A                                    437,500
                                                        -----------
               DEFENSE ELECTRONICS -- 3.47%
     6,000     Alliant Techsystems, Inc.* <F2>              510,000
                                                        -----------
               DRUGS & MEDICAL -- 9.93%
     6,000     Express Scripts, Inc.* <F2>                  420,750
    11,000     Mylan Laboratories, Inc.                     279,125
    12,000     Shire Pharmaceuticals Group
                 PLC - ADR*<F2>+<F3>                        285,000
     4,800     Waters Corporation*<F2>                      473,400
                                                        -----------
                                                          1,458,275
                                                        -----------
               ELECTRONICS -- 7.54%
     7,500     Sanmina Corporation*<F2>                     562,383
    22,000     Universal Electronics, Inc.*<F2>             544,500
                                                        -----------
                                                          1,106,883
                                                        -----------
               ENVIRONMENTAL SERVICES/
                 POLLUTION CONTROL -- 5.77%
    21,000     EarthCare Company*<F2>                       322,875
     6,000     Newpark Resources, Inc.*<F2>                  54,000
    20,000     Republic Services, Inc.*<F2>                 470,000
                                                        -----------
                                                            846,875
                                                        -----------
               FINANCIAL SERVICES -- 6.06%
    14,000     Heller Financial, Inc.                       416,500
    14,000     Legg Mason, Inc.                             473,375
                                                        -----------
                                                            889,875
                                                        -----------
               FOOD - BAKING -- 2.12%
    14,000     Flowers Industries, Inc.                     311,500
                                                        -----------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 0.88%
     8,000     Coherent, Inc.*<F2>                          129,000
                                                        -----------
               HOSPITALS & HEALTH CARE -- 5.86%
    15,000     America Service Group, Inc.*<F2>             178,125
    24,200     Capital Senior Living Corporation*<F2>       263,175
    20,000     Mariner Post-Acute Network, Inc.*<F2>         45,000
    20,000     United Payors &
                 United Providers, Inc.*<F2>                373,750
                                                        -----------
                                                            860,050
                                                        -----------
               INFORMATION MANAGEMENT SERVICES -- 4.17%
    25,000     Convergys Corporation*<F2>                   440,625
    25,000     TeleSpectrum Worldwide, Inc.*<F2>            171,875
                                                        -----------
                                                            612,500
                                                        -----------
               INSURANCE COMPANIES -- 2.83%
    10,000     Reliastar Financial Corporation              415,625
                                                        -----------
               INTERNET CONTENT -- 0.48%
    11,000     Homeseekers.com, Inc.*<F2>                    70,812
                                                        -----------
               INVESTMENT COMPANIES -- 1.76%
    13,000     Pilgrim America Capital Corporation*<F2>     258,375
                                                        -----------
               METAL - DIVERSIFIED -- 0.79%
    10,000     Lindberg Corporation                         116,250
                                                        -----------
               MISCELLANEOUS -- 6.08%
    10,900     Aviation Sales Company*<F2>                  419,650
     5,674     Building One Services Corporation*<F2>        75,890
    11,000     Thomas Group, Inc.*<F2>                       96,938
    10,000     United Rentals, Inc.*<F2>                    300,000
                                                        -----------
                                                            892,478
                                                        -----------
               OIL - FIELD SERVICES -- 2.84%
    15,000     Hanover Compressor Company*<F2>              416,250
                                                        -----------
               RETAIL - DISCOUNT -- 3.54%
    20,000     BJ's Wholesale Club, Inc.                    520,000
                                                        -----------
               RETAIL - DRUGS -- 0.87%
     4,000     Duane Reade, Inc.*<F2>                       127,500
                                                        -----------
               WHOLESALE -- 2.46%
    14,250     Insight Enterprises, Inc.*<F2>               361,594
                                                        -----------
               Total Common Stock
                 (Cost $12,547,815)                      13,924,677
                                                        -----------
               Short-Term Investments -- 5.26%
               VARIABLE RATE DEMAND NOTES -- 5.26%
  $143,070     General Mills, Inc.                          143,070
   200,668     Pitney Bowes, Inc.                           200,668
   207,324     Sara Lee                                     207,323
   221,959     Warner-Lambert Co.                           221,959
                                                        -----------
               Total Short-Term Investments
                 (cost $773,020)                            773,020
                                                        -----------
               Total Investments -- 100.10%
                 (cost $13,320,835)                      14,697,697
                                                        -----------
               Liabilities, Less Other
                 Assets -- (.10%)                           (15,021)
                                                        -----------
               NET ASSETS -- 100.00%                    $14,682,676
                                                        -----------
                                                        -----------
*<F2>Non-income producing security
+<F3>Foreign security

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)


  NUMBER OF
  SHARES OR
PRINCIPAL AMOUNT
----------------
               COMMON STOCK -- 90.69%
               AEROSPACE - DEFENSE -- 5.51%
       775     Raytheon Company - Class B               $    52,748
       780     United Technologies Corporation               48,409
                                                        -----------
                                                            101,157
                                                        -----------
               BANKING -- 1.79%
       800     Fleet Financial Group, Inc.                   32,900
                                                        -----------
               COMMERCIAL SERVICES -- 3.32%
     3,300     Cendant Corporation*<F1>                      60,844
                                                        -----------
               COMMUNICATIONS -- 13.75%
       900     AT&T Corporation                              49,950
       800     ALLTEL Corporation                            57,350
     1,000     Frontier Corporation                          52,625
       750     Lucent Technologies, Inc.                     42,656
       575     MCI WorldCom, Inc.*<F1>                       49,666
                                                        -----------
                                                            252,247
                                                        -----------
               COMPUTERS - MICRO -- 3.09%
       950     Sun Microsystems, Inc.*<F1>                   56,763
                                                        -----------
               COMPUTERS - SOFTWARE -- 6.06%
       650     Microsoft Corporation*<F1>                    52,447
     2,500     Novell, Inc.*<F1>                             58,750
                                                        -----------
                                                            111,197
                                                        -----------
               COSMETICS & TOILETRIES -- 4.79%
       900     Kimberly-Clark Corporation                    52,819
       375     Procter & Gamble Company                      35,016
                                                        -----------
                                                             87,835
                                                        -----------
               DIVERSIFIED MANUFACTURING -- 6.26%
       550     General Electric Company                      55,928
       675     Tyco International Ltd.                       58,978
                                                        -----------
                                                            114,906
                                                        -----------
               DRUGS & MEDICAL -- 13.85%
       800     Cardinal Health, Inc.                         48,300
       775     Forest Laboratories, Inc.*<F1>                36,909
       900     IMS Health, Inc.                              22,163
       550     Medtronic, Inc.                               39,050
       275     Pfizer, Inc.                                  29,425
       775     Schering-Plough Corporation                   34,923
       700     Warner-Lambert Company                        43,400
                                                        -----------
                                                            254,170
                                                        -----------
               FINANCIAL SERVICES -- 2.36%
     1,000     Household International, Inc.                 43,375
                                                        -----------
               FOOD - RETAIL -- 3.79%
       750     Kroger Company                                43,922
       550     Safeway, Inc.*<F1>                            25,575
                                                        -----------
                                                             69,497
                                                        -----------
               HOUSEHOLD PRODUCTS -- 2.21%
     1,000     Newell Rubbermaid, Inc.                       40,500
                                                        -----------
               INSURANCE COMPANIES -- 2.76%
       700     American General Corporation                  50,575
                                                        -----------
               INVESTMENT COMPANIES -- 3.57%
       500     Goldman Sachs Group, Inc.*<F1>                33,969
       375     Merrill Lynch & Company                       31,500
                                                        -----------
                                                             65,469
                                                        -----------
               NON-HAZARDOUS WASTE DISPOSAL -- 2.81%
       975     Waste Management, Inc.                        51,553
                                                        -----------
               OFFICE AUTOMATION & EQUIPMENT -- 1.83%
       600     Xerox Corporation                             33,712
                                                        -----------
               OIL - INTEGRATED -- 3.36%
     1,600     Coastal Corporation                           61,700
                                                        -----------
               PIPELINES -- 2.54%
       900     Williams Companies, Inc.                      46,631
                                                        -----------
               RETAIL - DISCOUNT -- 1.86%
       800     Wal-Mart Stores, Inc.                         34,100
                                                        -----------
               RETAIL - DRUGS -- 1.78%
     1,400     Walgreen Company                              32,550
                                                        -----------
               RETAIL - OFFICE SUPPLIES -- 1.72%
     1,100     STAPLES, INC.*<F1>                            31,625
                                                        -----------
               TOBACCO -- 1.68%
       800     Philip Morris Companies, Inc.                 30,850
                                                        -----------
               TOTAL COMMON STOCK
                 (Cost $1,673,102)                        1,664,156
                                                        -----------
               SHORT-TERM INVESTMENTS -- 8.74%
               VARIABLE RATE DEMAND NOTES -- 8.74%
   $37,249     General Mills, Inc.                           37,250
    55,705     Pitney Bowes, Inc.                            55,705
    55,527     Warner-Lambert Co.                            55,527
    12,013     Wisconsin Corp Cent Credit Union              12,013
                                                        -----------
               Total Short-Term Investments
                 (cost $160,495)                            160,495
                                                        -----------
               Total Investments -- 99.43%
                 (cost $1,833,597)                        1,824,651
                                                        -----------
               Other Assets and
                 Liabilities -- 0.57%                        10,419
                                                        -----------
               NET ASSETS -- 100.00%                     $1,835,070
                                                        -----------
                                                        -----------

*<F1>Non-income producing security

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
                                                     OAK RIDGE   OAK RIDGE
                                                     SMALL CAP   LARGE CAP
                                                   EQUITY FUND   EQUITY FUND
                                                   -----------  -----------
ASSETS:
     Investments, at market value*<F5>             $14,697,697  $ 1,824,651
     Receivable from Adviser                             3,376       23,556
     Interest and dividends receivable                   8,210        1,622
     Prepaid expenses                                    9,044        7,356
                                                   -----------  -----------
     Total Assets                                   14,718,327    1,857,185
                                                   -----------  -----------
LIABILITIES:
     Payable for 12b-1 fees                              6,212          706
     Payable for service fees                              740            2
     Accrued other expenses                             28,699       21,407
                                                   -----------  -----------
     Total Liabilities                                  35,651       22,115
                                                   -----------  -----------
NET ASSETS                                         $14,682,676  $ 1,835,070
                                                   -----------  -----------
                                                   -----------  -----------
NET ASSETS CONSIST OF:
     Capital stock                                $      8,709  $     1,515
     Paid-in-capital in excess of par               12,870,437    1,844,868
     Accumulated undistributed net
       investment loss                                (120,439)      (2,367)
     Undistributed net realized
       gain on investments                             547,107            0
     Net unrealized appreciation
       (depreciation) on investments                 1,376,862       (8,946)
                                                   -----------  -----------
     Net Assets                                    $14,682,676  $ 1,835,070
                                                   -----------  -----------
                                                   -----------  -----------
CLASS A:
     Net assets                                    $12,918,793  $ 1,828,013
     Shares authorized ($.01 par value)             50,000,000   50,000,000
     Shares issued and outstanding                     764,886      150,947
     Net asset value and redemption price per share     $16.89       $12.11
                                                   -----------  -----------
     Maximum offering price per share                   $17.64       $12.65
                                                   -----------  -----------
                                                   -----------  -----------
CLASS C:
     Net assets                                     $1,763,883       $7,057
     Shares authorized ($.01 par value)             50,000,000   50,000,000
     Shares issued and outstanding                     106,017          583
     Net asset value, redemption price
       and offering price per share                     $16.64       $12.10
                                                   -----------  -----------
                                                   -----------  -----------
*<F5>Cost of Investments                           $13,320,835  $ 1,833,597

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

                                                      OAK RIDGE   OAK RIDGE
                                                      SMALL CAP   LARGE CAP
                                                    EQUITY FUND EQUITY FUND*<F4>
INVESTMENT INCOME:
     Interest                                        $  17,991   $    2,897
     Dividends                                          19,988        2,349
                                                   -----------  -----------
                                                        37,979        5,246
                                                   -----------  -----------
EXPENSES:
     Investment advisory fees                           66,684        2,286
     Fund administration and accounting fees            37,492       15,470
     Professional fees                                  33,442        3,731
     Shareholder servicing fees and expenses            22,932        6,097
     Reports to shareholders                             3,458          455
     Federal and state registration fees                 6,426        2,093
     Amortization of organizational expenses               601            0
     Directors' fees                                     1,092          728
     Custody fees                                        2,912        1,638
     12b-1 fees -- Class A                              16,874          950
     12b-1 fees -- Class C                               6,389            5
     Service fees -- Class C                             2,130            2
     Other                                               1,092            0
                                                   -----------  -----------
     Total expenses before waiver                      201,524       33,455
     Less: Waiver of expenses by Adviser               (43,106)     (25,842)
                                                   -----------  -----------
     Net expenses                                      158,418        7,613
                                                   -----------  -----------
NET INVESTMENT (LOSS)                                 (120,439)      (2,367)
                                                   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain on investments                  547,344            0
     Change in unrealized depreciation on investments (325,898)      (8,946)
                                                   -----------  -----------
     Net gain (loss) on investments                    221,446       (8,946)
                                                   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 101,007   $  (11,313)
                                                   -----------  -----------
                                                   -----------  -----------

*<F4>Commenced operations May 1, 1999.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   OAK RIDGE
                                                               OAK RIDGE           LARGE CAP
                                                         SMALL CAP EQUITY FUND    EQUITY FUND
                                                     ---------------------------  -----------
                                                        UNAUDITED                   UNAUDITED
                                                    SIX MONTHS ENDED  YEAR ENDED  PERIOD ENDED
                                                      MAY 31, 1999 NOVEMBER 30,   MAY 31, 1999
                                                                       1998
                                                     ------------- -------------  -----------
OPERATIONS:
  Net investment (loss)                               $    (120,439)$    (156,945)$     (2,367)
  Net realized gain on investments                          547,344        44,069            0
  Change in unrealized appreciation
    on investments                                         (325,898)   (1,452,588)      (8,946)
  Net increase (decrease) in net assets
                                                      ------------- ------------- ------------
    resulting from operations                               101,007    (1,565,464)     (11,313)
                                                      ------------- ------------- ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             2,496,266     5,962,931    1,903,476
  Shares issued to holders in
    reinvestment of dividends                                29,855       744,988            0
  Shares redeemed                                        (2,384,850)   (1,994,697)     (57,093)
                                                      ------------- ------------- ------------
  Net increase in net assets resulting from
    capital share transactions                              141,271     4,713,222    1,846,383
                                                      ------------- ------------- ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net realized gains                                   (27,998)     (748,752)           0
                                                      ------------- ------------- ------------
  Total distributions to Class A shareholders               (27,998)     (748,752)           0
                                                      ------------- ------------- ------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net realized gains                                    (2,833)      (21,346)           0
                                                      ------------- ------------- ------------
  Total distributions to Class C shareholders                (2,833)      (21,346)           0
                                                      ------------- ------------- ------------
TOTAL INCREASE IN NET ASSETS                                211,447     2,377,660    1,835,070
NET ASSETS:
  Beginning of period                                    14,471,229    12,093,569            0
                                                      ------------- ------------- ------------
  End of period                                         $14,682,676   $14,471,229   $1,835,070
                                                      ------------- ------------- ------------
                                                      ------------- ------------- ------------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A
FINANCIAL HIGHLIGHTS

                                      UNAUDITED
                                      SIX MONTHS
                                        ENDED      YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED     JAN. 3, '94(1)<F11>
                                     MAY 31,'99   NOV. 30,'98   NOV. 30,'97   NOV. 30,'96  NOV. 30,'95       NOV. 30,'94
                                     ----------   ------------  -----------  ------------  -----------  ------------------
Per share data:
Net asset value, beginning
  of period                         $16.73         $19.84        $16.57         $14.32         $10.48          $10.00
Income from investment operations:
Net investment income (loss)         (0.13)(3)<F13>(0.18)(3)<F13> (0.22)(3)<F13> (0.16)(3)<F13> (0.13)(3)<F13>  (0.07)(3)<F13>
Net realized and unrealized
  gains (losses) on investments       0.33         (1.67)          4.58           3.01           4.00            0.55
                                    ------         ------        ------         ------         ------          ------
Total from investment operations      0.20         (1.85)          4.36           2.85           3.87            0.48
                                    ------         ------        ------         ------         ------          ------
Less distributions:
Distributions from capital gains     (0.04)        (1.26)         (1.09)         (0.60)         (0.03)           --
                                    ------         ------        ------         ------         ------          ------
Net asset value, end of period      $16.89        $16.73         $19.84         $16.57         $14.32          $10.48
                                    ------         ------        ------         ------         ------          ------
                                    ------         ------        ------         ------         ------          ------
Total Return                          1.2%(5)<F15>
                                          (6)<F16> (9.8)%(6)<F16> 28.0%(6)<F16>  20.9%(6)<F16>  37.0%           4.8%(5)<F15>
Supplemental data and ratios:
Net assets, end of period      $12,918,793   $13,215,299    $11,758,733     $7,725,072     $4,182,246      $2,708,546
Ratio of expenses to
  average net assets:
Before expense waiver                2.6%(7)<F17>   2.7%          2.9%           3.5%            6.5%          9.0%(7)<F17>
After expense waiver                 2.0%(7)<F17>   1.9%          2.0%           2.0%            2.0%          2.0%(7)<F17>
Ratio of net investment (loss)
  to average net assets:
Before expense waiver               (2.1)%(7)<F17> (1.9)%        (2.2)%        (2.7)%          (5.8)%         (8.1)%(7)<F17>
After expense waiver                (1.5)%(7)<F17> (1.1)%        (1.3)%        (1.2)%          (1.3)%         (1.1)%(7)<F17>
Portfolio turnover rate(8)<F18>        37%            57%           55%           71%            109%            80%

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C


               UNAUDITED
              SIX MONTHS                              NINE MONTHS
                ENDED              YEAR ENDED            ENDED
              MAY 31, '99         NOV. 30, '98        NOV. 30, '97(2)<F12>
              -----------         ------------        -----------
                 $16.54              $19.75              $15.91

                  (0.18)(3)<F13>      (0.34)(4)<F14>      (0.13)(3)<F13>

                   0.32               (1.61)               3.97
                 ------              ------              ------
                   0.14               (1.95)               3.84
                 ------              ------              ------

                  (0.04)              (1.26)              --
                 ------              ------              ------
                 $16.64              $16.54              $19.75
                 ------              ------              ------
                 ------              ------              ------
                   0.8%(5)<F15>      (10.4)%              24.1%(5)<F15>

             $1,763,883          $1,255,930            $334,836


                   3.3%(7)<F17>        3.4%                3.6%(7)<F17>
                   2.7%(7)<F17>        2.6%                2.8%(7)<F17>


                  (2.8)%(7)<F17>      (2.6)%              (3.0)%(7)<F17>
                  (2.2)%(7)<F17>      (1.9)%              (2.2)%(7)<F17>
                     37%                 57%                 55%

(1)<F11>Commencement of Operations
(2)<F12>Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(3)<F13>Net investment (loss) per share is calculated using the ending balance of undistributed net investment (loss) prior to consideration of adjustments for permanent book and tax differences.
(4)<F14>Net investment (loss) per share represents net investment (loss) divided by the average shares outstanding throughout the year.
(5)<F15>Not annualized.
(6)<F16>Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
(7)<F17>Annualized.
(8)<F18>Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS


                                             UNAUDITED             UNAUDITED
                                      MARCH 1,'99(1)<F21>   APRIL 26,'99(1)<F21>
                                                                        (2)<F22>
                                              THROUGH              ENDED
                                            MAY 31,'99         MAY 31,'99
                                          --------------     --------------
                                              CLASS A             CLASS C
                                              -------             -------
Per share data:
Net asset value, beginning of period           $12.00           $12.66
Income from investment operations:
Net investment (loss)                           (0.02)(3)<F23>   (0.02)(3)<F23>
Net realized and unrealized
  gains on investments                           0.13            (0.54)
                                               ------           ------
Total from investment operations                 0.11            (0.56)
                                               ------           ------
Less distributions:
Distributions from capital gains                  --               --
                                               ------           ------
Net asset value, end of period                 $12.11           $12.10
                                               ------           ------
                                               ------           ------
Total Return                                     0.9%(4)<F24>
                                                     (5)<F25>    (1.7)%(4)<F24>
Supplemental data and ratios:
Net assets, end of period                  $1,828,013           $7,057
Ratio of expenses to average net assets:
Before expense waiver                            8.8%(6)<F26>     8.4%(6)<F26>
After expense waiver                             2.0%(6)<F26>     2.8%(6)<F26>
Ratio of net investment (loss) to
  average net assets:
Before expense waiver                           (7.4)%(6)<F26>   (7.3)%(6)<F26>
After expense waiver                            (0.6)%(6)<F26>   (1.7)%(6)<F26>
Portfolio turnover rate(7)<F27>                     0%               0%

(1)<F21>Commencement of Operations
(2)<F22>Effective April 26, 1999, the Fund offered a second class of shares, Class C.
(3)<F23>Net investment (loss) per share is calculated using the ending balance of undistributed net investment (loss) prior to consideration for permanent book and tax differences.
(4)<F24>Not annualized.
(5)<F25>The total return calculation does not reflect the 4.25% sales load.
(6)<F26>Annualized.
(7)<F27>Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is an open-end diversified management company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of shares: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund which are registered . The Funds' investment objectives are capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 3, 1999 (Oak Ridge Large Cap Equity Fund).

Costs incurred in connection with the organization, initial registration and public offering of shares aggregated $44,002. These costs are being amortized over a period of not more than five years from the Funds commencement of operations. The proceeds of any redemption of the initial shares by the original shareholders or any transferee will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

The Funds have issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing expenses and exclusive voting rights on matters pertaining to the distribution plan for that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income annually. Distributions of net and realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Each Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of each Fund's assets and liabilities be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                           OAK RIDGE SMALL CAP EQUITY FUND
                                                      CLASS A
                                          ---------------------------------
                                           SIX MONTHS ENDED       YEAR ENDED
                                              MAY 31,1999      NOVEMBER 30, 1998
                                          ---------------      ----------------
                                          AMOUNT   SHARES      AMOUNT    SHARES
                                          ------   ------      ------    ------
   Shares sold                        $1,733,665  101,358  $4,911,232   272,175
   Shares issued to holders in
     reinvestment of dividends            27,109    1,668     723,642    40,038
   Shares redeemed                    (2,139,545)(128,092) (1,952,591) (114,855)
                                      ---------- --------  ----------  --------
   Net increase (decrease)            $ (378,771) (25,066) $3,682,283   197,358
                                      ---------- --------  ----------  --------
                                      ---------- --------  ----------  --------

                                                      CLASS C
                                          ---------------------------------
                                          SIX MONTHS ENDED          YEAR ENDED
                                            MAY 31, 1999      NOVEMBER  30, 1998
                                          ---------------      ----------------
                                          AMOUNT   SHARES      AMOUNT     SHARES
                                          ------   ------      ------    ------

   Shares sold                        $  762,601   44,838  $1,051,699    59,962
   Shares issued to holders in
     reinvestment of dividends             2,746      170      21,346     1,187
   Shares redeemed                      (245,305) (14,907)    (42,106)   (2,189)
                                      ---------- --------  ----------  --------
   Net increase                       $  520,042   30,101  $1,030,939    58,960
                                      ---------- --------  ----------  --------
                                      ---------- --------  ----------  --------



                                           OAK RIDGE LARGE CAP EQUITY FUND
                                               CLASS A        CLASS C
                                         ----------------  ----------------
                                         MAR. 1, 1999*<F10>APR. 26, 1999*<F10>
                                         MAY 31, 1999       MAY 31, 1999
                                         ----------------  ----------------
                                         AMOUNT   SHARES       AMOUNT    SHARES
                                         ------  -------       ------   -------
   Shares sold                        $1,896,095  155,579      $7,381       583
   Shares issued to holder in
     reinvestment of dividends                 0        0           0         0
   Shares redeemed                       (57,093)  (4,632)          0         0
                                      ---------- --------  ----------  --------
   Net increase                       $1,839,002  150,947      $7,381       583
                                      ---------- --------  ----------  --------
                                      ---------- --------  ----------  --------

*<F10>Commencement of operations

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Small Cap Fund pays the Adviser an annual management fee of 0.75% and the Large Cap Fund pays the Adviser an annual fee of 0.60% of the respective Fund's average daily net assets attributable to each class. The advisory fee is accrued daily and paid monthly.

For the fiscal year ended November 30, 1999, the Adviser has voluntarily agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares do not exceed 2.00% of the class' average daily net assets and (ii) Class C shares do not exceed 2.75% of the class' average daily net assets.

For the six months ended May 31, 1999, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $11,775 and $1,587, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges of Class A shares for Oak Ridge Small Cap Equity Fund of $1,365 and for Oak Ridge Large Cap Equity Fund of $610.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the six months ended May 31, 1999, were $5,381,473 and $5,592,699 respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the period ended May 31, 1999, were $1,673,101 and $0 respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 1999, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
                                                                NET APPRECIATION
                            COST    APPRECIATION (DEPRECIATION)   (DEPRECIATION)
                          --------- ------------ --------------   --------------
Oak Ridge Small
  Cap Equity Fund         13,320,835   2,662,822   (1,285,960)   1,376,862
Oak Ridge Large Cap
  Equity Fund              1,833,597      88,385      (97,331)      (8,946)

6. DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan" in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee of up to 0.25% of the average daily net assets of the Funds attributable to the Class A shares computed on an annual basis, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of the Funds attributable to the Class C shares, computed on an annual basis, and (ii) a service fee for personal services provided to shareholder accounts of up to 0.25% of the average daily net assets of the Funds attributable to Class C shares, computed on an annual basis. Distribution fees incurred by Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the period ended May 31, 1999 were $16,874 and $950, respectively. Distribution fees incurred by Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class C shares for the six months ended May 31, 1999 were $6,389 and $5, respectively. Service fees for the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class C shares for the six period ended May 31, 1999 were $2,130 and $2, respectively.

                               TABLE OF CONTENTS
                                                        Page
Letter to Shareholders                                           1
Schedule of Investments                                          4
Statement of Assets and Liabilities                              8
Statement of Operations                                          9
Statement of Changes in Net Assets                               10
Financial Highlights                                             12
Notes to the Financial Statements                                15


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.